Statements of Operations (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Investment Income
Interest	$ 19,360	$ 41,035	$ 2,444	$ 31,902	$ 86,215	$ 125,182	$ 111,049
Total investment income	19,360	41,035	2,444	31,902	86,215	125,182	111,049
Expenses
Sponsor's fees	150,230	297,360	26,019	331,440	570,172	1,146,228	634,698
Brokerage commissions and fees	15,801	17,410	1,933	34,618	35,457	87,185	41,174
Total expenses	166,031	314,770	27,952	366,058	605,629	1,233,413	675,872
Net investment loss	(146,671)	(273,735)	(25,508)	(334,156)	(519,414)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments	(25)	2,762		(280)	2,762	13,430	199
Forward currency contracts	(343,346)	1,301,901	435	629,770	1,301,013	(3,234,749)	699,926
Futures contracts	(470,249)	3,418,213	(67,036)	16,378	(433,358)	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	25,062	37,294	(6,245)	161,947	(9,955)	(207,584)	102,402
Forward currency contracts	1,104,660	(2,134,784)	51,933	(200,717)	(770,858)	1,152,214	(175,836)
Futures contracts	(379,793)	(483,228)	(125,582)	(539,264)	3,388,908	1,891,124	(1,917,712)
Net realized and unrealized gain (loss)	(63,691)	2,142,158	(146,495)	67,834	3,478,512	(3,133,727)	1,754,368
Net gain (loss)	$ (210,362)	$ 1,868,423	$ (172,003)	$ (266,322)	$ 2,959,098	$ (4,241,958)	$ 1,189,545
Net gain (loss) per Share	$ (0.16)	$ 0.77	$ (0.74)	$ (0.19)	$ 1.25	$ (1.78)	$ 0.88
Weighted-average Shares outstanding	1,296,703	2,434,066	232,184	1,423,626	2,361,326	2,388,493	1,346,575